Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 16, 2016
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHAX
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHBX
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYCX
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHIX
MainStay Global High Income Fund (Prospectus Summary) | MainStay Global High Income Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHHX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPAX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPBX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPCX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUBFX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPRX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRRX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAPX
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSMIX